Balance Sheet Components - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized transaction costs	$ 8,496	$ 121
Operating right of use assets	3,219	1,486
Other non-current assets	$ 11,715	$ 1,607	$ 2,212